CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other long-term assets and Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Other long-term assets:
Long-term portion of ore in stockpiles and ore on leach pads	$ 239.9	$ 327.6
Deferred charges, net of amortization	8.9	9.7
Long-term receivables	272.8	182.5
Advances for the purchase of capital equipment	6.4	3.0
Other	46.0	41.3
Total other long-term assets	574.0	564.1
Net income tax benefit in respect of of collectability of AMT credit included in long-term receivables	124.4	66.1
Net income tax benefit reclassified to current income tax recoverable	(58.3)
Accounts payable and accrued liabilities:
Trade payables	77.4	89.1
Accrued liabilities	274.2	260.6
Employee related accrued liabilities	131.0	116.2
Total accounts payable and accrued liabilities	$ 482.6	$ 465.9